Note 14 - Warrants (Details) - $ / shares	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Class of Warrant or Right [Line Items]
Number Outstanding	7,140,464	5,476,482	5,429,300
Shares Issuable Upon Exercise	3,979,797
March 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.10
Number Outstanding	1,491,742	1,491,742	1,724,300
Expiry	Mar. 22, 2018
Shares Issuable Upon Exercise	372,936
July 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.55
Number Outstanding	870,000	870,000	870,000
Expiry	Jul. 31, 2018
Shares Issuable Upon Exercise	217,500
June 2016 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 1.93
Number Outstanding	2,778,722	3,114,740	0
Expiry	Jun. 06, 2021
Shares Issuable Upon Exercise	1,389,361
October 2017 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 1.25
Number Outstanding	1,818,182	0
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	1,818,182
Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 1.375
Number Outstanding	181,818	0
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	181,818